UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/99

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

James R. Nichols     Boston, MA              5/11/1999
[Signature]          [City, State]           [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528            Fleet Investment Advisors
      28-unknown         Marine Midland Bank
      28-unknown         State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     149

Form 13F Information Table Value Total:     $263,484
                                             (thousands)
List of other Included Managers:
No.    13F File Number    Name
01     28-3168            Harold I. Pratt

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                                        Form 13F INFORMATION TABLE

                                             VALUE   SHS/SH      INVSTMNT   OTHER VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT     DISCRETION MGRS   SOLE   SHARED   NON
Abbott Laboratories      COM  002824100      14,044      300 SH  SOLE                300
Abbott Laboratories      COM  002824100   1,046,259   22,350 SH  DEFINED 01               22,350
Abbott Laboratories      COM  002824100  11,117,968  237,500 SH  OTHER                   237,500
American Express Co.     COM  025816109     737,115    6,260 SH  OTHER                     6,260
American Home Products   COM  026609107     234,900    3,600 SH  SOLE              3,600
American Home Products   COM  026609107      52,200      800 SH  DEFINED 01                  800
American Int'l Group     COM  026874107      39,324      326 SH  SOLE                326
American Int'l Group     COM  026874107   2,576,429   21,359 SH  DEFINED O1               21,359
American Int'l Group     COM  026874107  17,236,951  142,897 SH  OTHER                   142,897
ATT Corp                 COM  001957109     191,550    2,400 SH  SOLE              2,400
ATT Corp                 COM  001957109   1,059,272   13,272 SH  DEFINED O1               13,272
ATT Corp                 COM  001957109   2,471,394   30,965 SH  OTHER                    30,965
Ameritech Corp           COM  030954101     135,995    2,360 SH  SOLE              2,360
Ameritech Corp           COM  030954101   1,527,524   26,508 SH  DEFINED O1               26,508
Ameritech Corp           COM  030954101   1,147,314   19,820 SH  OTHER                    19,820
Automatic Data Proc.     COM  053015103       8,275      200 SH  SOLE                200
Automatic Data Proc.     COM  053015103   1,346,756   32,550 SH  DEFINED 01               32,550
Automatic Data Proc.     COM  053015103   9,761,604  235,930 SH  OTHER                   235,930
BankAmerica Corp         COM  06605F102      28,250      400 SH  OTHER                       400
BankBoston               COM  06605R106   2,027,025   46,800 SH  OTHER                    46,800
Bell Atlantic Corp.      COM  077853109      95,105    1,840 SH  SOLE              1,840
Bell Atlantic Corp.      COM  077853109     588,307   11,382 SH  DEFINED O1               11,382
Bell Atlantic Corp.      COM  077853109     517,702   10,016 SH  OTHER                    10,016
BellSouth                COM  079860102       7,211      180 SH  SOLE                180
BellSouth                COM  079860102      21,634      540 SH  DEFINED 01                  540
BellSouth                COM  079860102      35,576      888 SH  OTHER                       888
Berkshire Hathaway CL B  COM  084670207      84,636       36 SH  SOLE                 36
Berkshire Hathaway CL B  COM  084670207     907,486      386 SH  DEFINED 01                  386
Berkshire Hathaway CL B  COM  084670207   1,149,669      489 SH  OTHER                       489
BP Amoco PLC             ADR  055622104     160,388    1,588 SH  DEFINED 01                1,588
Bristol Myers Squibb     COM  110122108     330,885    5,160 SH  OTHER                     5,160
Capital One Financial    COM  14040H105      60,400      400 SH  OTHER                       400
Cintas Corp.             COM  172908105      29,419      450 SH  SOLE               450
Cintas Corp.             COM  172908105      81,719    1,250 SH  DEFINED 01                1,250
Cintas Corp.             COM  172908105   1,205,515   18,440 SH  OTHER                    18,440
Cisco Systems            COM  17275R102      54,781      500 SH  OTHER                        500
Citigroup Inc.           COM  172967101      15,669      250 SH  OTHER                        250
Coca Cola                COM  191216100     729,749   11,890 SH  SOLE            11,890
Coca Cola                COM  191216100   3,499,603   57,020 SH  DEFINED O1               57,020
Coca Cola                COM  191216100  13,046,178  212,565 SH  OTHER                   212,565
Disney (Walt) Company    COM  254687106       4,358      140 SH  SOLE               140
Disney (Walt) Company    COM  254687106     171,188    5,500 SH  DEFINED 01                5,500
Disney (Walt) Company    COM  254687106     666,075   21,400 SH  OTHER                    21,400
Dupont E I De Nemours    COM  263534109     139,002    2,394 SH  DEFINED 01                2,394
Elan PLC ADR             COM  284131208      69,750    1,000 SH  OTHER                     1,000
Electronic Data Systems  COM  285661104       3,895       80 SH  SOLE                80
Electronic Data Systems  COM  285661104     243,438    5,000 SH  DEFINED 01                5,000
Electronic Data Systems  COM  285661104     851,058   17,480 SH  OTHER                    17,480
Emerson Electric         COM  291011104     145,578    2,750 SH  SOLE             2,750
Emerson Electric         COM  291011104     670,983   12,675 SH  DEFINED 01               12,675
Emerson Electric         COM  291011104   2,915,268   55,070 SH  OTHER                    55,070
Ericsson L M Tel Co. CL  COM  294821400     404,813   17,000 SH  OTHER                    17,000
Exxon                    COM  302290101      28,225      400 SH  SOLE               400
Exxon                    COM  302290101     204,631    2,900 SH  DEFINED 01                2,900
Exxon                    COM  302290101   2,169,740   29,332 SH  OTHER                    29,332
First Union Corp         COM  337358105      23,513      440 SH  OTHER                       440
General Electric         COM  369604103     634,545    5,736 SH  SOLE             5,736
General Electric         COM  369604103   4,288,931   38,770 SH  DEFINED O1               38,770
General Electric         COM  369604103  19,887,499  179,774 SH  OTHER                   179,774
General Mills            COM  370334104     226,688    3,000 SH  DEFINED 01                3,000
General Mills            COM  370334104      45,338      600 SH  OTHER                       600
Genzyme Corp             COM  372917104      50,438    1,000 SH  OTHER                     1,000
Gillette Co.             COM  375766102      44,578      750 SH  SOLE               750
Gillette Co.             COM  375766102     823,507   13,855 SH  DEFINED 01               13,855
Gillette Co.             COM  375766102   3,352,275   56,400 SH  OTHER                    56,400
GTE Corp                 COM  362320103      12,100      200 SH  OTHER                       200
Hewlett Packard Co.      COM  428236103      18,309      270 SH  SOLE               270
Hewlett Packard Co.      COM  428236103     651,000    9,600 SH  DEFINED 01                9,600
Hewlett Packard Co.      COM  428236103   3,533,032   52,100 SH  OTHER                    52,100
Intel Corp.              COM  458140100     176,529    1,485 SH  DEFINED 01                1,485
Intel Corp.              COM  458140100   1,091,273    9,180 SH OTHER                      9,180
Int'l Flav. & Fragrance  COM  459506101      88,272    2,350 SH DEFINED 01                 2,350
Int'l Flav. & Fragrance  COM  459506101     437,228   11,640 SH OTHER                     11,640
International Paper Co.  COM  460146103     110,531     2,620 SH OTHER                     2,620
Int'l Business Machines  COM  459200101      70,900       400 SH OTHER                       400
Investors Finl Services  COM  461915100      57,500     2,000 SH OTHER                     2,000
Johnson & Johnson        COM  478160104     916,300     9,800 SH SOLE             9,800
Johnson & Johnson        COM  478160104   5,770,353    61,715 SH DEFINED 01               61,715
Johnson & Johnson        COM  478160104  20,755,130   221,980 SH OTHER                   221,980
Kellogg                  COM  487836108      27,050       800 SH SOLE               800
Kellogg                  COM  487836108      27,050       800 SH OTHER                       800
Lucent Technologies      COM  549463107     413,424     3,828 SH SOLE             3,828
Lucent Technologies      COM  549463107   1,192,860    11,045 SH DEFINED 01               11,045
Lucent Technologies      COM  549463107   5,708,664    52,858 SH OTHER                    52,858
Marsh & McLennan         COM  571748102      89,100     1,200 SH SOLE             1,200
Marsh & McLennan         COM  571748102     991,238    13,350 SH DEFINED O1               13,350
Marsh & McLennan         COM  571748102   6,314,963    85,050 SH OTHER                    85,050
McGraw Hill Companies    COM  580645109     163,500     3,000 SH DEFINED 01                3,000
McGraw Hill Companies    COM  580645109   6,104,000   112,000 SH OTHER                   112,000
McDonalds                COM  580135101      18,125       400 SH SOLE               400
McDonalds                COM  580135101      36,250       800 SH DEFINED 01                  800
McDonalds                COM  580135101      90,625     2,000 SH OTHER                     2,000
Medtronic Corp.          COM  585055106      71,785     1,000 SH OTHER                     1,000
Merck                    COM  589331107     668,243     8,340 SH SOLE             8,340
Merck                    COM  589331107   4,802,528    61,186 SH DEFINED 01               61,186
Merck                    COM  589331107  23,833,984   297,460 SH OTHER                   297,460
Microsoft                COM  594918104     408,690     4,560 SH DEFINED 01                4,560
Microsoft                COM  594918104   1,031,584    11,510 SH OTHER                    11,510
Minnesota Mining & Mfg   COM  604059105      91,975     1,300 SH SOLE            1,300
Minnesota Mining & Mfg   COM  604059105     753,488    10,650 SH DEFINED 01               10,650
Minnesota Mining & Mfg   COM  604059105   2,183,699    30,865 SH OTHER                    30,865
Mobil Corp.              COM  607059102      88,000     1,000 SH OTHER                     1,000
Morgan, J.P.             COM  616880100     166,556     1,350 SH SOLE             1,350
Morgan, J.P.             COM  616880100   1,984,240    16,083 SH DEFINED 01               16,083
Morgan, J.P.             COM  616880100   6,762,678    54,814 SH OTHER                    54,814
Motorola Inc.            COM  620076109      16,848       230 SH SOLE               230
Motorola Inc.            COM  620076109     625,921     8,545 SH DEFINED 01                8,545
Motorola Inc.            COM  620076109   3,266,218    44,590 SH OTHER                    44,590
National City Corp.      COM  635405103       5,310        80 SH DEFINED 01                   80
National City Corp.      COM  635405103      49,782       750 SH OTHER                       750
New England Electric Sys COM  644001109      22,989        47 SH OTHER                        47
Northern Trust Corp.     COM  665859104   3,374,875    38,000 SH OTHER                    38,000
Pepsico                  COM  713448108      21,161       540 SH SOLE               540
Pepsico                  COM  713448108     711,253    18,150 SH DEFINED O1               18,150
Pepsico                  COM  713448108  10,069,229   256,950 SH OTHER                   256,950
Procter & Gamble         COM  742718109     754,119     7,700 SH SOLE             7,700
Procter & Gamble         COM  742718109   3,873,428    39,550 SH DEFINED 01               39,550
Procter & Gamble         COM  742718109   8,201,287    83,740 SH OTHER                    83,740
Raytheon CLB             COM  755111408      11,725       200 SH SOLE               200
Raytheon CLB             COM  755111408     167,081     2,850 SH DEFINED 01                2,850
Raytheon CLB             COM  755111408      33,416       570 SH OTHER                       570
Reuters Group OLC        COM  76132M102      90,350     1,040 SH OTHER                     1,040
Sara Lee Corp.           COM  803111103   1,514,700    61,200 SH OTHER                    61,200
SBC Communications       COM  78387G103      61,344     1,300 SH OTHER                     1,300
Schlumberger Ltd.        COM  806857108   1,354,219    22,500 SH OTHER                    22,500
Service Corp. Int'l      COM  817565104      14,250     1,000 SH OTHER                     1,000
Sigma Aldrich            COM  826552101      15,503       530 SH SOLE               530
Sigma Aldrich            COM  826552101     359,775    12,300 SH DEFINED 01               12,300
Sigma Aldrich            COM  826552101   2,316,601    79,200 SH OTHER                    79,200
St. Paul Companies       COM  792860108     222,097     7,150 SH DEFINED 01                7,150
State Street Boston      COM  857473102       6,580        80 SH SOLE                80
State Street Boston      COM  857473102     827,435    10,060 SH DEFINED 01               10,060
State Street Boston      COM  857473102   7,868,858    95,670 SH OTHER                    95,670
Stryker                  COM  863667101     186,619     3,700 SH DEFINED 01                3,700
Stryker                  COM  863667101     667,793    13,240 SH OTHER                    13,240
Sysco                    COM  871829107      15,788       600 SH SOLE               600
Sysco                    COM  871829107     435,472    16,550 SH DEFINED 01               16,550
Sysco                    COM  871829107   1,828,720    69,500 SH OTHER                    69,500
TECO Energy              COM  872375100       7,950       400 SH SOLE               400
TECO Energy              COM  872375100      74,531     3,750 SH DEFINED 01                3,750
TECO Energy              COM  872375100     103,350     5,200 SH OTHER                     5,200
Texas Instruments Inc.   COM  882508104      94,288       950 SH OTHER                       950
Time Warner Inc.         COM  887315109   1,450,240    20,480 SH OTHER                    20,480
United Dominion Realty   COM  910197102      21,525     2,100 SH SOLE              2,100
United Dominion Realty   COM  910197102      46,125     4,500 SH DEFINED 01                4,500
United Dominion Realty   COM  910197102   1,306,875   127,500 SH OTHER                   127,500
Wilmington Trust Corp.   COM  971807102     228,500     4,000 SH OTHER                     4,000

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